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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                          Pioneer Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2004 through March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                    LARGE CAP
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                    3/31/05

                                     [Logo]
                                 PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 5

Portfolio Management Discussion                                 7

Schedule of Investments                                        11

Financial Statements                                           16

Notes to Financial Statements                                  20

Report of Independent Registered Public Accounting Firm        25

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        26

Trustees, Officers and Service Providers                       31

Retirement Plans from Pioneer                                  38

The Pioneer Family of Mutual Funds                             40

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/05
--------------------------------------------------------------------------------

Dear Shareowner,

--------------------------------------------------------------------------------

U.S. stocks moved higher for much of the first quarter, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from that point on, soaring oil prices and the steady ratcheting up of interest rates overwhelmed sentiment and caused stocks to retrace their gains. The Dow Industrials and the S&P 500 each lost about two-and-a-half percent for the period, while the tech-heavy NASDAQ composite fell over eight percent.

With investors less welcoming of risk, large-capitalization stocks, viewed as more stable, held up better than small- and mid-sized issues. And value stocks were more resilient than growth stocks across all capitalization ranges.

Determined to prevent damaging inflation, the Federal Reserve Board has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk averse; high-yield and other corporate sectors retrenched after a run of stellar performance, while Treasuries and mortgage-backed securities showed small declines. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a comfortable pace. And although oil prices and interest rates remain real concerns, Pioneer's global investment experts continue to find what we believe are attractive stocks and bonds for our domestic and international funds.

Expanding your opportunities

The quarter was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve that important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              92.1%
Depositary Receipts for International Stocks     6.7%
Temporary Cash Investment                        1.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology          33.3%
Health Care                     20.2%
Consumer Discretionary          13.2%
Consumer Staples                11.7%
Industrials                     10.8%
Financials                       6.4%
Telecommunication Services       2.3%
Energy                           2.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Microsoft Corp.            4.79%
    2.   Cisco Systems, Inc.        3.76
    3.   Symantec Corp.             3.24
    4.   PepsiCo, Inc.              3.02
    5.   Texas Instruments, Inc.    2.90
    6.   Hewlett-Packard Co.        2.82
    7.   Qualcomm, Inc.             2.76
    8.   Altria Group, Inc.         2.67
    9.   Samsung Electronics        2.58
   10.   Procter & Gamble Co.       2.47

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   3/31/05   3/31/04
 -----   -------   -------
    A    $11.28    $11.93

Distributions Per Share - 4/1/04 - 3/31/05
--------------------------------------------------------------------------------

           Income      Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A       $ -         $0.0457         $1.2197

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

---------------------------------------------------
Average Annual Total Returns
(As of March 31, 2005)
                                         Public
                           Net Asset    Offering
Period                       Value     Price (POP)
Life-of-Fund
(8/22/02)                    9.23%        6.78%
1 Year                       5.50        -0.58
---------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer          Russell
               Large Cap        1000
               Growth Fund      Growth Index
8/02            $9,425          $10,000
                $8,866           $9,500
               $11,765          $12,559
3/05           $12,412          $12,705

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Large Cap Growth Fund

Based on actual return from October 1, 2004 through March 31, 2005.

Share Class                                   A
---------------------------------------------------
Beginning Account Value                   $1,000.00
On 10/1/04

Ending Account Value (after expenses)     $1,113.81
On 3/31/05

Expenses Paid During Period*              $    6.80

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Large Cap Growth Fund

Based on a hypothetical 5% return before expenses, reflecting the period from October 1, 2004 through March 31, 2005.

Share Class                                   A
---------------------------------------------------
Beginning Account Value                   $1,000.00
On 10/1/04

Ending Account Value (after expenses)     $1,018.45
On 3/31/05

Expenses Paid During Period*              $    6.49

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05
--------------------------------------------------------------------------------

A strong rally in the final two months of 2004 was the principal factor pushing stock prices into positive performance for the 12 months ended March 31, 2005. Small-cap stocks continued to be strong performers and the value style of investing produced better results than the growth style. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Pioneer Large Cap Growth Fund, discuss the Fund's strategy and the factors that influenced performance during this period.

Q:   How did the Fund perform over the 12 months ended March 31, 2005?

A: Pioneer Large Cap Growth Fund performed well for the period. Class A shares of the Fund had a total return at net asset value of 5.50%, while the benchmark Russell 1000 Growth Index returned 1.16%. During the 12 months, the average return of the 673 funds in Lipper's Large Cap Growth category was 1.18%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What factors most affected Fund performance?

A: While stock valuations fluctuated up and down for most of the period, a robust rally drove most prices higher during November and December of 2004 following the release of better-than-expected corporate earnings reports. In addition, the November elections brought an end to any lingering political uncertainty that may have caused investor unease. The rally ended in the new year, however, with worries about steadily rising oil prices, decelerating corporate earnings growth and new Federal Reserve warnings in March that inflationary pressures might be increasing. Over the full fiscal year, superior performance was generated by stocks in sectors more heavily represented in value indexes than growth indexes, including the energy sector and the more cyclical basic materials and industrials areas.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                              (continued)
--------------------------------------------------------------------------------

Q:   What were your principal strategies?

A: We have been cutting back investments in cyclical industries, including basic materials, where we went from an overweight position to an underweight one. We also reduced exposure to cyclical financial companies such as commercial banks, credit card and mortgage companies and other traditional lenders because we believed their profit margins were vulnerable as interest rates rose. In addition, we moved from an overweight to a neutral position in industrials companies, although we maintained good representation among industrial companies focusing on defense, such as L3 Communications and United Technologies, and on agriculture, such as Deere. Among the traditional industrial companies that we reduced were Tyco International and American Standard.

     We redeployed assets from the cyclical industries into larger positions in information technology and health care. Technology companies, which stood to benefit from persistent, non-cyclical growth, were very reasonably priced. We invested in companies such as Symantec, a leader in security and anti-virus software, and Cisco Systems, the dominant producer of equipment for computer networks. We believed both offered strong long-term growth potential with reasonable stock valuations. Microsoft, the Fund's largest position at the end of the fiscal year, was another example of an attractively priced technology opportunity with strong revenue growth and excellent prospects, especially as it approached the 2006 introduction of the next generation of its Windows operating system technology. Another large position that we established was in Hewlett-Packard which, following a change in top management, was entering a restructuring phase.

     In health care, we avoided large pharmaceutical companies, where we saw significant risks because of product problems and looming patent expirations. We focused on smaller companies such as Endo Pharmaceuticals, which specializes in pain-management therapies, including extended-release medications and a new patch to replace medicines that need to be ingested. We also invested in foreign pharmaceutical companies with reasonable valuations, including AstraZeneca of the United Kingdom and Sanofi-Aventis of France.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What were some of the investments that supported performance?

A: Copper miners Phelps Dodge and Freeport-McMoRan were major contributors before we took profits and eliminated them from the portfolio, part of our decision to scale back our exposure to basic-materials companies. Our overweight position in financial services companies also supported performance, as stocks of companies such as Citigroup and Bank of America appreciated. When New York Attorney General Eliot Spitzer announced an investigation into insurance industry practices, we did not have exposure to the companies involved in the ensuing controversy. However, when their stock valuations plummeted, we invested in insurers such as American International Group and ACE Insurance in time for their rebound.

     In the health-care sector, our position in Guidant, a leader in developing and producing medical equipment for cardiovascular treatment, boosted Fund performance after Johnson & Johnson announced plans to acquire it. Our relative performance was helped by our decision to remain underweighted in the major pharmaceutical companies, which as a group struggled. However, our investment in a smaller generic drug manufacturer, Ivax, helped performance.

     Our investment in Altria Group, the former Philip Morris, proved successful when the company won a favorable court ruling in a major tobacco liability case.

Q:   Were there any disappointments?

A: Early in the fiscal year, the Fund's strong position in semiconductor stocks detracted from results before we reduced the position. Telecommunications equipment company Avaya struggled as sales of its new Internet-based technology grew more slowly than anticipated, while its traditional lines faded. We continued to hold the position however, because of its low valuation and attractive long-term potential. Corinthian Colleges, which operates a series of adult vocational education programs, failed to meet growth expectations after an acquisition. We have eliminated our position in the company.

     Among information technology holdings, Symantec has not performed well since we established a position. However, we are impressed by its prospects and have taken advantage of its low valuation to add to the position.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                              (continued)
--------------------------------------------------------------------------------

Q:   What is your outlook?

A: We believe we are approaching a period that could favor secular growth corporations - companies with records of producing sustained earnings growth in different economic environments. For the past five years, value stocks - especially shares of companies whose earnings are closely linked to the economic cycle - have outperformed growth stocks. As we look at recent stock valuations, many traditional industrial value companies are selling at the same prices as traditional secular growth companies. Moreover, value stocks tend to be more vulnerable to rising interest rates, especially as commodity prices appear to have peaked.

     We believe the environment is beginning to shift to favor growth companies with consistent earnings records, good products and strong managements. With this as a backdrop, we intend to continue to emphasize bottom-up stock picking to find the growth companies with the best opportunities to improve their earnings.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05
--------------------------------------------------------------------------------

 Shares                                                                  Value
           COMMON STOCK - 101.3%
           Energy - 2.0%
           Integrated Oil & Gas - 1.2%
   300     Occidental Petroleum Corp.                                 $   21,351
                                                                      ----------
           Oil & Gas Refining Marketing & Transportation - 0.8%
   500     Repsol SA (A.D.R.)                                         $   13,275
                                                                      ----------
           Total Energy                                               $   34,626
                                                                      ----------
           Capital Goods - 8.0%
           Aerospace & Defense - 0.8%
   200     L-3 Communications Holdings, Inc.                          $   14,204
                                                                      ----------
           Industrial Conglomerates - 5.6%
   500     American Standard Companies, Inc.                          $   23,240
   300     Illinois Tool Works, Inc.                                      26,859
   700     Tyco International, Ltd.                                       23,660
   200     United Technologies Corp.                                      20,332
                                                                      ----------
                                                                      $   94,091
                                                                      ----------
           Industrial Machinery - 1.6%
   400     Deere & Co.                                                $   26,852
                                                                      ----------
           Total Capital Goods                                        $  135,147
                                                                      ----------
           Commercial Services & Supplies - 2.9%
           Diversified Commercial Services - 2.0%
   200     Apollo Group, Inc.*(b)                                     $   14,812
   300     The Dun & Bradstreet Corp.*                                    18,435
                                                                      ----------
                                                                      $   33,247
                                                                      ----------
           Office Services & Supplies - 0.9%
   300     Canon, Inc. - (A.D.R.)                                     $   16,080
                                                                      ----------
           Total Commercial Services & Supplies                       $   49,327
                                                                      ----------
           Consumer Durables & Apparel - 2.0%
           Apparel, Accessories & Luxury Goods - 2.0%
 1,400     TJX Companies, Inc.                                        $   34,482
                                                                      ----------
           Total Consumer Durables & Apparel                          $   34,482
                                                                      ----------
           Hotels, Restaurants & Leisure - 1.2%
           Restaurants - 1.2%
   500     Wendy's International, Inc.                                $   19,520
                                                                      ----------
           Total Hotels, Restaurants & Leisure                        $   19,520
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                      (continued)
--------------------------------------------------------------------------------

  Shares                                                                 Value
            Media - 4.0%
            Broadcasting & Cable Television - 2.1%
  3,400     Liberty Media Corp.*                                      $   35,258
                                                                      ----------
            Movies & Entertainment - 1.9%
  1,100     The Walt Disney Co.                                       $   31,603
                                                                      ----------
            Total Media                                               $   66,861
                                                                      ----------
            Retailing - 6.2%
            Apparel Retail - 0.5%
    200     Liz Claiborne, Inc.                                       $    8,026
                                                                      ----------
            Computer & Electronics Retail - 1.6%
    500     Best Buy Co., Inc.                                        $   27,005
                                                                      ----------
            Home Improvement Retail - 4.1%
    800     Home Depot, Inc.                                          $   30,592
    700     Lowe's Companies, Inc.                                        39,963
                                                                      ----------
                                                                      $   70,555
                                                                      ----------
            Total Retailing                                           $  105,586
                                                                      ----------
            Food Beverage & Tobacco - 7.3%
            Soft Drinks - 4.6%
    500     Fomento Economico Mexicano SA de C.V.                     $   26,775
    975     PepsiCo, Inc.                                                 51,704
                                                                      ----------
                                                                      $   78,479
                                                                      ----------
            Tobacco - 2.7%
    700     Altria Group, Inc.                                        $   45,773
                                                                      ----------
            Total Food Beverage & Tobacco                             $  124,252
                                                                      ----------
            Household & Personal Products - 4.5%
            Household Products - 2.5%
    800     Procter & Gamble Co.                                      $   42,400
                                                                      ----------
            Personal Products - 2.0%
    800     Avon Products, Inc.                                       $   34,352
                                                                      ----------
            Total Household & Personal Products                       $   76,752
                                                                      ----------
            Health Care Equipment & Services - 11.8%
            Health Care Distributors - 5.0%
  1,300     Bristol-Myers Squibb Co.                                  $   33,098
    700     Cardinal Health, Inc.                                         39,060
    400     Par Pharmaceutical Co., Inc.*                                 13,376
                                                                      ----------
                                                                      $   85,534
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                  Value
           Health Care Equipment - 5.3%
   700     AstraZeneca Plc (A.D.R.)                                   $   27,671
   700     Biomet, Inc.                                                   25,410
   500     Guidant Corp.                                                  36,950
                                                                      ----------
                                                                      $   90,031
                                                                      ----------
           Health Care Services - 0.9%
   600     IMS Health, Inc.                                           $   14,634
                                                                      ----------
           Health Care Supplies - 0.6%
   200     Smith & Nephew Plc (A.D.R.) (b)                            $    9,404
                                                                      ----------
           Total Health Care Equipment & Services                     $  199,603
                                                                      ----------
           Pharmaceuticals & Biotechnology - 8.7%
           Biotechnology - 4.3%
   700     Amgen, Inc.*                                               $   40,747
   400     Biogen Idec, Inc.*                                             13,804
   500     Gilead Sciences, Inc.*                                         17,900
                                                                      ----------
                                                                      $   72,451
                                                                      ----------
           Pharmaceuticals - 4.4%
   510     Endo Pharmaceuticals Holdings, Inc.*                       $   11,501
 1,400     IVAX Corp.*                                                    27,678
 1,400     Schering-Plough Corp.                                          25,410
   233     Sanofi-Aventis SA (A.D.R.)                                      9,865
                                                                      ----------
                                                                      $   74,454
                                                                      ----------
           Total Pharmaceuticals & Biotechnology                      $  146,905
                                                                      ----------
           Banks - 1.2%
           Diversified Banks - 1.2%
   400     Wachovia Corp.                                             $   20,364
                                                                      ----------
           Total Banks                                                $   20,364
                                                                      ----------
           Diversified Financials - 3.0%
           Consumer Finance - 0.9%
   200     Capital One Financial Corp.                                $   14,954
                                                                      ----------
           Other Diversified Finance Services - 2.1%
   800     Citigroup, Inc.                                            $   35,952
                                                                      ----------
           Total Diversified Financials                               $   50,906
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                      (continued)
--------------------------------------------------------------------------------

 Shares                                                                  Value
           Insurance - 2.3%
           Multi-Line Insurance - 2.3%
   700     American International Group, Inc.                         $   38,787
                                                                      ----------
           Total Insurance                                            $   38,787
                                                                      ----------
           Software & Services - 12.8%
           Application Software - 10.4%
 3,400     Microsoft Corp.                                            $   82,178
 1,700     Macrovision Corp.*                                             38,743
 2,600     Symantec Corp.*                                                55,458
                                                                      ----------
                                                                      $  176,379
                                                                      ----------
           IT Consulting & Other Services - 2.4%
 1,635     Accenture, Ltd.*                                           $   39,485
                                                                      ----------
           Total Software & Services                                  $  215,864
                                                                      ----------
           Technology Hardware & Equipment - 17.4%
           Communications Equipment - 8.8%
 3,130     Avaya, Inc.*                                               $   36,558
 3,600     Cisco Systems, Inc.*                                           64,404
 1,290     Qualcomm, Inc.                                                 47,279
                                                                      ----------
                                                                      $  148,241
                                                                      ----------
           Computer Hardware - 3.5%
   300     Dell, Inc.*                                                $   11,526
 2,200     Hewlett-Packard Co.                                            48,268
                                                                      ----------
                                                                      $   59,794
                                                                      ----------
           Computer Storage & Peripherals - 2.5%
 1,500     Sandisk Corp.*                                             $   41,700
                                                                      ----------
           Electronic Equipment & Instruments - 2.6%
   180     Samsung Electronics                                        $   44,289
                                                                      ----------
           Total Technology Hardware & Equipment                      $  294,024
                                                                      ----------
           Semiconductors - 3.6%
   300     Linear Technology Corp.                                    $   11,493
 1,950     Texas Instruments, Inc.                                        49,706
                                                                      ----------
                                                                      $   61,199
                                                                      ----------
           Total Semiconductors                                       $   61,199
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                 Value
             Telecommunication Services - 2.4%
             Wireless Telecommunication Services - 2.4%
   1,500     Vodafone Group Plc (A.D.R.)                              $   39,840
                                                                      ----------
             Total Telecommunication Services                         $   39,840
                                                                      ----------
             TOTAL COMMON STOCK
             (Cost $1,649,524)                                        $1,714,045
                                                                      ----------
             TEMPORARY CASH INVESTMENTS - 1.3%
             Security Lending Collateral - 1.3%
  21,287     Securities Lending Investment Fund, 2.74%                $   21,287
                                                                      ----------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $21,287)                                           $   21,287
                                                                      ----------
             TOTAL INVESTMENT IN SECURITIES - 102.6%
             (Cost $1,670,811) (a)                                    $1,735,332
             OTHER ASSETS AND LIABILITIES - (2.6%)                       (43,485)
                                                                      ----------
             TOTAL NET ASSETS - 100.0%                                $1,691,847
                                                                      ==========

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,681,054 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                           $ 99,219

       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (44,941)
                                                                                  --------
       Net unrealized gain                                                        $ 54,278
                                                                                  ========

(b)      At March 31, 2005, the following securities were out on loan:

 Shares               Security              Market Value
 153       Apollo Group, Inc.*                $11,331
 190       Smith & Nephew Plc (A.D.R.)          8,934
                                              -------
           Total                              $20,265
                                              =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2005 aggregated $4,046,116 and $4,191,241 respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
     $20,265), (cost $1,670,811)                              $1,735,332
  Cash                                                            31,487
  Receivables -
    Investment securities sold                                     5,589
    Dividends, interest and foreign taxes withheld                 1,587
    Due from Pioneer Investment Management, Inc.                   9,289
  Other                                                              315
                                                              ----------
     Total assets                                             $1,783,599
                                                              ----------
LIABILITIES:
  Payables -
    Investment securities purchased                           $   19,812
    Upon return of securities loaned                              21,287
  Due to affiliates                                                3,333
  Accrued expenses                                                47,320
                                                              ----------
     Total liabilities                                        $   91,752
                                                              ----------
NET ASSETS:
  Paid-in capital                                             $1,497,781
  Undistributed net investment income                              8,657
  Accumulated net realized gain on investments                   120,888
  Net unrealized gain on investments                              64,521
                                                              ----------
     Total net assets                                         $1,691,847
                                                              ----------
NET ASSET VALUE PER SHARE:
  (No par value, unlimited number of shares authorized)
  Class A (based on $1,691,847/150,000 shares)                $    11.28
                                                              ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.28 [divided by] 94.25%)                        $    11.97
                                                              ==========


   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 3/31/05

INVESTMENT INCOME:
  Dividends (net foreign taxes withheld of $156)            $30,533
  Interest                                                       62
  Income from securities loaned, net                            286
                                                            -------
     Total investment income                                             $  30,881
                                                                         ---------
EXPENSES:
  Management fees                                           $12,856
  Transfer agent fees and expenses                               52
  Distribution fees                                           4,285
  Administrative reimbursements                              23,194
  Custodian fees                                             17,683
  Registration fees                                           1,132
  Professional fees                                          24,697
  Printing expense                                           11,171
  Fees and expenses of nonaffiliated trustees                 5,741
  Miscellaneous                                               2,058
                                                            -------
     Total expenses                                                      $ 102,869
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management,
       Inc.                                                                (80,645)
                                                                         ---------
     Net expenses                                                        $  22,224
                                                                         ---------
       Net investment income                                             $   8,657
                                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments:                                      $ 272,479
  Change in net unrealized loss on investments:                          $(189,108)
                                                                         ---------
    Net gain on investments                                              $  83,371
                                                                         ---------
    Net increase in net assets resulting from operations                 $  92,028
                                                                         =========


   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Years Ended 3/31/05 and 3/31/04

                                                           Year Ended      Year Ended
                                                            3/31/05          3/31/04
FROM OPERATIONS:
Net investment income (loss)                               $    8,657      $   (5,383)
Net realized gain on investments                              272,479          58,754
Change in net unrealized gain (loss) on investments          (189,108)        387,078
                                                           ----------      ----------
    Net increase in net assets resulting from
     operations                                            $   92,028      $  440,449
                                                           ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($1.27 and $0.00 per share, respectively)      $ (189,810)     $        -
                                                           ----------      ----------
    Total distributions to shareowners                     $ (189,810)     $        -
                                                           ----------      ----------
    Net increase (decrease) in net assets                  $  (97,782)     $  440,449
                                                           ----------      ----------
NET ASSETS:
Beginning of year                                          $1,789,629      $1,349,180
                                                           ----------      ----------
End of year (including undistributed net investment
  income of $8,657 and $0, respectively)                   $1,691,847      $1,789,629
                                                           ==========      ==========


   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             Year Ended     Year Ended       8/22/02(a) to
CLASS A                                                                       3/31/05         3/31/04          3/31/2003
Net asset value, beginning of period                                           $11.93         $ 8.99            $ 10.00
                                                                               ------         ------            -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                  $ 0.06         $(0.03)           $ (0.01)
 Net realized and unrealized gain (loss) on investments                          0.56           2.97              (1.00)
                                                                               ------         ------            -------
 Net increase (decrease) in net assets from investment operations              $ 0.62         $ 2.94            $ (1.01)
                                                                               ------         ------            -------
Distributions to shareowners:
 Net realized gain                                                             $(1.27)        $    -            $     -
                                                                               ------         ------            -------
Net asset value, end of period                                                 $11.28         $11.93            $  8.99
                                                                               ======         ======            =======
Total return*                                                                    5.50%         32.70%            (10.10)%
Ratio of net expenses to average net assets                                      1.30%          1.30%              1.30%**
Ratio of net investment income (loss) to average net assets                      0.51%         (0.33)%            (0.27)%**
Portfolio turnover rate                                                           236%            41%                 6%
Net assets, end of period (in thousands)                                       $1,692         $1,790            $ 1,349
Ratios with no waiver of management fees and assumption of expenses by PIM
 Net expenses                                                                    6.46%          5.38%***          13.80%**
 Net investment loss                                                            (4.66)%        (4.41)%***        (12.77)%**

(a)  The Fund commenced operations on August 22, 2002.
  * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
 **  Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 5.31%. As a result of the expense limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.


   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Large Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at March 31, 2005, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     As of March 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended March 31, 2005 and 2004 were as follows:

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                                (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   2005         2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $  6,855      $    -
  Long-term capital gains       182,955           -
                               --------
                               $189,810      $    -
                               --------
  Return of capital                   -           -
  Total                        $189,810      $    -
                               ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at March 31, 2005.

--------------------------------------------------------------------------------
                                             2005
--------------------------------------------------------------------------------
  Undistributed ordinary income           $ 87,047
  Undistributed long-term gain              52,741
  Unrealized appreciation                   54,278
                                          --------
  Total                                   $194,066
                                          ========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions during the year ended March 31, 2005.

D.   Security Lending

     The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.30% of average daily net assets attributable to Class A. This agreement is voluntary and temporary and may be terminated or revised by PIM at any time without notice.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2005, $1,707 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                                (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,226 in transfer agent fees payable to PIMSS at March 31, 2005.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $400 in distribution fees payable to PFD at March 31, 2005.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended March 31, 2005, the Fund's expenses were not reduced under such arrangements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Large Cap Growth Fund (the "Fund") as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Large Cap Growth Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                [Signature of Ernst & Young LLP]

Boston, Massachusetts
May 17, 2005

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of two indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based on total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004, and in the third quintile from inception through June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees observed that management has appointed a new portfolio manager with the intention of enhancing Fund performance. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio (both before and after giving effect to expense limitations) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to expense limitations) was in the second quintile of this peer group for the most recent fiscal year. The Fund's overall expense ratio was capped and thus subsidized at a level lower than that of most of the comparable funds. In light of the above, and of the overall nature and quality of services provided by the Investment Adviser, the Trustees determined that the fee under the Management Contract was reasonable and fair.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered whether the Fund has appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a breakpoint in the management fee was not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of breakpoints.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 80 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name and Age                   With the Fund    and Term of Office
John F. Cogan, Jr. (78)*       Chairman of the  Trustee since 2002.
                               Board,           Serves until
                               Trustee and      successor trustee is
                               President        elected or earlier
                                                retirement or
                                                removal

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
=========================================================================

Osbert M. Hood (52)**          Trustee and      Trustee since June,
                               Executive Vice   2003. Serves until
                               President        successor trustee is
                                                elected or earlier
                                                retirement or
                                                removal

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
=========================================================================

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Trustee
John F. Cogan, Jr. (78)*       Deputy Chairman and a Director of Pioneer Global Asset       Chairman and Director of ICI
                               Management S.p.A. ("PGAM"); Non-Executive Chairman and a     Mutual Insurance Company;
                               Director of Pioneer Investment Management USA Inc.           Director of Harbor Global
                               ("PIM-USA"); Chairman and a Director of Pioneer; Director    Company, Ltd.
                               of Pioneer Alternative Investment Management Limited
                               (Dublin); President and a Director of Pioneer Alternative
                               Investment Management (Bermuda) Limited and affiliated
                               funds; President and Director of Pioneer Funds
                               Distributor, Inc. ("PFD"); President of all of the Pioneer
                               Funds; and Of Counsel (since 2000, partner prior to 2000),
                               Wilmer Cutler Pickering Hale and Dorr LLP (counsel to
                               PIM-USA and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
========================================================================================================================

Osbert M. Hood (52)**          President and Chief Executive Officer, PIM-USA since May     None
                               2003 (Director since January 2001); President and Director of Pioneer since May 2003; Chairman and Director of
                               Pioneer Investment Management Shareholder Services, Inc.
                               ("PIMSS") since May 2003; Executive Vice President of all
                               of the Pioneer Funds since June 2003; Executive Vice
                               President and Chief Operating Officer of PIM-USA, November
                               2000 to May 2003; Executive Vice President, Chief
                               Financial Officer and Treasurer, John Hancock Advisers,
                               L.L.C., Boston, MA, November 1999 to November 2000; Senior
                               Vice President and Chief Financial Officer, John Hancock
                               Advisers, L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
========================================================================================================================

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock **(61)           Trustee          Trustee since 2005.
3050 K. Street NW,                              Serves until
Washington, DC 20007                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
=========================================================================

Mary K. Bush (57)              Trustee          Trustee since 2002.
3509 Woodbine Street,                           Serves until
Chevy Chase, MD 20815                           successor trustee
                                                is elected or earlier
                                                retirement or removal
=========================================================================

Margaret B.W. Graham (58)      Trustee          Trustee since 2002.
1001 Sherbrooke Street West,                    Serves until
Montreal, Quebec, Canada                        successor trustee
H3A 1G5                                         is elected or earlier
                                                retirement or removal
=========================================================================

                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock **(61)           Senior Vice President and Chief Financial Officer, I-trax,   Director of The
3050 K. Street NW,             Inc. (publicly traded health care services company)          Enterprise Social
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Investment Company
                               Advisors (boutique merchant bank)(1995 - 2000; 2002          (privately-held affordable
                               to 2004); Executive Vice President and Chief Financial       housing finance
                               Officer, Pedestal Inc. (internet-based mortgage trading      company); Director of
                               company) (2000 - 2002)                                       New York Mortgage Trust
                                                                                            (publicly traded
                                                                                            mortgage REIT)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
========================================================================================================================

Mary K. Bush (57)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
========================================================================================================================

Margaret B.W. Graham (58)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
========================================================================================================================

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Marguerite A. Piret (57)        Trustee         Trustee since 2002.
One Boston Place, 28th Floor,                   Serves until
Boston, MA 02108                                successor trustee
                                                is elected or earlier
                                                retirement or removal
=======================================================================

Stephen K. West (76)            Trustee         Trustee since 2002.
125 Broad Street,                               Serves until
New York, NY 10004                              successor trustee
                                                is elected or earlier
                                                retirement or removal
=======================================================================

John Winthrop (68)              Trustee         Trustee since 2002.
One North Adgers Wharf,                         Serves until
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal
=======================================================================

Pioneer Large Cap Growth Fund
                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (57)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
====================================================================================================================

Stephen K. West (76)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company) and
                                                                                          AMVESCAP PLC
                                                                                          (investment managers)
====================================================================================================================

John Winthrop (68)              President, John Winthrop & Co., Inc. (private             None
One North Adgers Wharf,         investment firm)
Charleston, SC 29401
====================================================================================================================

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (57)     Secretary             Since 2002. Serves
                                                   at the discretion of
                                                   the Board
=========================================================================

Christopher J. Kelley (40)   Assistant Secretary   Since September,
                                                   2003. Serves at
                                                   the discretion of
                                                   the Board
=========================================================================

David C. Phelan (47)         Assistant Secretary   Since September,
                                                   2003. Serves at
                                                   the discretion of
                                                   the Board
=========================================================================

Vincent Nave (59)            Treasurer             Since 2002. Serves
                                                   at the discretion of
                                                   the Board
=========================================================================

                                                                                     Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years             by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President - Legal of  None
                             Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries since October 2000; Secretary of all of
                             the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003); and
                             Senior Counsel, Assistant Vice President and Director
                             of Compliance of PIM-USA from April 1998 through
                             October 2000
===============================================================================================================

Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of Pioneer  None
                             since July 2002; Vice President and Senior Counsel of
                             BISYS Fund Services, Inc. (April 2001 to June 2002);
                             Senior Vice President and Deputy General Counsel of
                             Funds Distributor, Inc. (July 2000 to April 2001; Vice
                             President and Associate General Counsel from July 1996
                             to July 2000); Assistant Secretary of all Pioneer
                             Funds since September 2003
===============================================================================================================

David C. Phelan (47)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;     None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
===============================================================================================================

Vincent Nave (59)            Vice President - Fund Accounting, Administration and    None
                             Custody Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds (Assistant Treasurer from June 1999
                             to November 2000)
===============================================================================================================

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Mark E. Bradley (45)          Assistant Treasurer   Since 2004. Serves
                                                    at the discretion of
                                                    the Board
==========================================================================

Luis I. Presutti (40)         Assistant Treasurer   Since 2002. Serves
                                                    at the discretion of
                                                    the Board
==========================================================================

Gary Sullivan (47)            Assistant Treasurer   Since 2002. Serves
                                                    at the discretion of
                                                    the Board
==========================================================================

Katherine Kim Sullivan (31)   Assistant Treasurer   Since 2002. Serves
                                                    at the discretion of
                                                    the Board
==========================================================================

                                                                                     Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years            by this Officer
Mark E. Bradley (45)          Deputy Treasurer of Pioneer since 2004; Treasurer and  None
                              Senior Vice President, CDC IXIS Asset Management
                              Services from 2002 to 2003; Assistant Treasurer and
                              Vice President, MFS Investment Management from 1997
                              to 2002; and Assistant Treasurer of all of the
                              Pioneer Funds since November 2004
===============================================================================================================

Luis I. Presutti (40)         Assistant Vice President - Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              November 2000
===============================================================================================================

Gary Sullivan (47)            Fund Accounting Manager - Fund Accounting,             None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
===============================================================================================================

Katherine Kim Sullivan (31)   Fund Administration Manager - Fund Accounting,         None
                              Administration and Custody Services since June 2003;
                              Assistant Vice President - Mutual Fund Operations of
                              State Street Corporation from June 2002 to June 2003
                              (formerly Deutsche Bank Asset Management); Pioneer
                              Fund Accounting, Administration and Custody Services
                              (Fund Accounting Manager from August 1999 to May
                              2002, Fund Accounting Services Supervisor from 1997
                              to July 1999); Assistant Treasurer of all Pioneer
                              Funds since September 2003
===============================================================================================================

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Martin J. Wolin (37)          Chief Compliance      Since 2004. Serves
                              Officer               at the discretion of
                                                    the Board
==========================================================================

                                                                                     Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years            by this Officer
Martin J. Wolin (37)          Chief Compliance Officer of Pioneer (Director of       None
                              Compliance and Senior Counsel from November 2000 to
                              September 2004); Vice President and Associate General
                              Counsel of UAM Fund Services, Inc. (mutual fund
                              administration company) from February 1998 to
                              November 2000; and Chief Compliance Officer of all of
                              the Pioneer Funds.
===============================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual Employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10,500 if age 50 or older. Employer makes additional required contributions.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 59-1/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
  Growth Fund
Pioneer Oak Ridge Small Cap
  Growth Fund
Pioneer AmPac Growth Fund(1)
Pioneer Small and Mid Cap
  Growth Fund(2)
Pioneer Growth Leaders Fund(3)
Pioneer Strategic Growth Fund(4)
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

Asset Allocation
Pioneer Ibbotson Moderate
  Allocation Fund
Pioneer Ibbotson Growth
  Allocation Fund
Pioneer Ibbotson Aggressive
  Allocation Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free
  Income Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money
  Market Fund

(1)  Formerly Pioneer Papp America-Pacific Rim Fund
(2)  Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3)  Formerly Pioneer Papp Stock Fund
(4)  Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[Logo]
PIONEER
Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com


17584-00-0505
(C)2005 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds,
Member SIPC


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $24,000 in 2005 and $21,100 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended March 31, 2005 and 2004.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,000 and $3,600 in 2005 and 2004, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended March 31, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended March 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,100 in 2005 and $7,600 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.